American Century Investments®
Quarterly Portfolio Holdings
Avantis™ U.S. Equity Fund
May 31, 2020

Avantis U.S. Equity - Schedule of Investments
MAY 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.7%
Aerospace and Defense — 1.2%
AAR Corp.	38	767
Aerojet Rocketdyne Holdings, Inc.(1)	361	15,830
AeroVironment, Inc.(1)	75	5,312
Astronics Corp.(1)	34	311
Axon Enterprise, Inc.(1)	72	5,469
Boeing Co. (The)	151	22,023
BWX Technologies, Inc.	388	24,277
Cubic Corp.	50	2,061
Curtiss-Wright Corp.	92	9,228
Ducommun, Inc.(1)	20	644
General Dynamics Corp.	123	18,060
HEICO Corp.	49	4,937
HEICO Corp., Class A	63	5,289
Hexcel Corp.	271	9,808
Howmet Aerospace, Inc.	549	7,181
Huntington Ingalls Industries, Inc.	82	16,391
L3Harris Technologies, Inc.	134	26,726
Lockheed Martin Corp.	260	100,994
Maxar Technologies, Inc.	218	3,285
Mercury Systems, Inc.(1)	91	8,131
Moog, Inc., Class A	80	4,343
Northrop Grumman Corp.	140	46,928
Parsons Corp.(1)	30	1,220
Raytheon Technologies Corp.	913	58,907
Spirit AeroSystems Holdings, Inc., Class A	321	6,956
Teledyne Technologies, Inc.(1)	45	16,835
Textron, Inc.	292	9,043
TransDigm Group, Inc.	27	11,470
		442,426
Air Freight and Logistics — 0.8%
Air Transport Services Group, Inc.(1)	309	6,656
Atlas Air Worldwide Holdings, Inc.(1)	165	6,445
CH Robinson Worldwide, Inc.	293	23,771
Expeditors International of Washington, Inc.	606	46,280
FedEx Corp.	603	78,728
Forward Air Corp.	88	4,372
Hub Group, Inc., Class A(1)	212	9,915
United Parcel Service, Inc., Class B	989	98,613
XPO Logistics, Inc.(1)	91	7,172
		281,952
Airlines — 0.4%
Alaska Air Group, Inc.	425	14,531
Allegiant Travel Co.	50	5,327
American Airlines Group, Inc.	207	2,174
Delta Air Lines, Inc.	1,163	29,319
Hawaiian Holdings, Inc.	76	1,097
JetBlue Airways Corp.(1)	1,102	11,097
SkyWest, Inc.	203	6,510

Southwest Airlines Co.	1,372	44,041
Spirit Airlines, Inc.(1)	121	1,567
United Airlines Holdings, Inc.(1)	676	18,955
		134,618
Auto Components — 0.5%
American Axle & Manufacturing Holdings, Inc.(1)	653	4,643
Aptiv plc	556	41,895
Autoliv, Inc.	312	19,837
BorgWarner, Inc.	560	18,004
Cooper Tire & Rubber Co.	222	5,712
Dana, Inc.	699	8,835
Delphi Technologies plc(1)	538	6,929
Dorman Products, Inc.(1)	66	4,615
Fox Factory Holding Corp.(1)	55	3,966
Gentex Corp.	900	23,796
Gentherm, Inc.(1)	150	6,105
Goodyear Tire & Rubber Co. (The)	538	4,094
LCI Industries	51	5,045
Lear Corp.	234	24,816
Standard Motor Products, Inc.	19	808
Stoneridge, Inc.(1)	39	803
Tenneco, Inc., Class A(1)	101	683
Veoneer, Inc.(1)	72	776
Visteon Corp.(1)	91	6,552
		187,914
Automobiles — 0.6%
Ford Motor Co.	8,740	49,905
General Motors Co.	2,323	60,119
Harley-Davidson, Inc.	561	11,972
Tesla, Inc.(1)	116	96,860
Thor Industries, Inc.	55	4,741
Winnebago Industries, Inc.	49	2,666
		226,263
Banks — 4.1%
Allegiance Bancshares, Inc.	27	691
Amerant Bancorp, Inc.(1)	46	600
Ameris Bancorp	160	3,877
Arrow Financial Corp.	28	819
Associated Banc-Corp.	371	5,198
Atlantic Union Bankshares Corp.	191	4,422
Banc of California, Inc.	64	701
BancFirst Corp.	91	3,469
Bancorp, Inc. (The)(1)	87	766
BancorpSouth Bank	190	4,224
Bank of America Corp.	5,471	131,961
Bank of Hawaii Corp.	103	6,626
Bank of Marin Bancorp	22	740
Bank OZK	304	6,837
BankUnited, Inc.	162	2,994
Banner Corp.	111	4,169
Berkshire Hills Bancorp, Inc.	34	368
BOK Financial Corp.	86	4,381
Boston Private Financial Holdings, Inc.	87	598
Bridge Bancorp, Inc.	30	639

Brookline Bancorp, Inc.	293	2,725
Bryn Mawr Bank Corp.	25	694
Cadence BanCorp	155	1,251
Camden National Corp.	23	771
Cathay General Bancorp.	215	5,846
CenterState Bank Corp.	220	3,476
Central Pacific Financial Corp.	34	548
CIT Group, Inc.	334	6,059
Citigroup, Inc.	2,703	129,501
Citizens Financial Group, Inc.	863	20,798
City Holding Co.	55	3,460
CNB Financial Corp.	32	567
Columbia Banking System, Inc.	154	3,751
Comerica, Inc.	371	13,486
Commerce Bancshares, Inc.	282	17,972
Community Bank System, Inc.	133	7,903
Community Trust Bancorp, Inc.	22	722
ConnectOne Bancorp, Inc.	40	586
CrossFirst Bankshares, Inc.(1)	269	2,617
Cullen/Frost Bankers, Inc.	99	7,521
Customers Bancorp, Inc.(1)	44	488
CVB Financial Corp.	410	7,999
Dime Community Bancshares, Inc.	49	707
Eagle Bancorp, Inc.	144	4,660
East West Bancorp, Inc.	349	12,198
Enterprise Financial Services Corp.	123	3,613
F.N.B. Corp.	660	4,891
FB Financial Corp.	26	614
Fifth Third Bancorp	1,763	34,185
Financial Institutions, Inc.	31	548
First BanCorp	173	946
First Bancorp/Southern Pines NC	25	636
First Busey Corp.	38	681
First Citizens BancShares, Inc., Class A	14	5,390
First Commonwealth Financial Corp.	70	573
First Financial Bancorp	265	3,522
First Financial Bankshares, Inc.	332	10,172
First Financial Corp.	22	772
First Foundation, Inc.	61	909
First Hawaiian, Inc.	252	4,347
First Horizon National Corp.	652	6,096
First Interstate BancSystem, Inc., Class A	148	4,625
First Merchants Corp.	144	4,041
First Midwest Bancorp, Inc.	301	3,928
First of Long Island Corp. (The)	40	611
First Republic Bank	328	35,480
Flushing Financial Corp.	47	533
Fulton Financial Corp.	353	3,957
German American Bancorp, Inc.	30	929
Glacier Bancorp, Inc.	235	9,680
Great Southern Bancorp, Inc.	16	649
Great Western Bancorp, Inc.	42	598
Hancock Whitney Corp.	221	4,778
Heartland Financial USA, Inc.	121	3,873

Heritage Commerce Corp.	80	650
Heritage Financial Corp.	36	684
Hilltop Holdings, Inc.	244	4,560
Home BancShares, Inc.	321	4,645
Hope Bancorp, Inc.	98	931
Horizon Bancorp, Inc.	53	544
Huntington Bancshares, Inc.	2,121	18,856
IBERIABANK Corp.	113	4,792
Independent Bank Corp. (Massachusetts)	69	4,793
Independent Bank Corp. (Michigan)	45	622
Independent Bank Group, Inc.	22	833
International Bancshares Corp.	189	5,817
Investors Bancorp, Inc.	543	4,713
JPMorgan Chase & Co.	2,811	273,538
KeyCorp	2,587	30,656
Lakeland Bancorp, Inc.	59	655
Lakeland Financial Corp.	96	4,098
M&T Bank Corp.	256	27,049
Mercantile Bank Corp.	28	642
Midland States Bancorp, Inc.	35	524
MidWestOne Financial Group, Inc.	28	537
National Bank Holdings Corp., Class A	28	736
NBT Bancorp, Inc.	117	3,664
Nicolet Bankshares, Inc.(1)	14	783
OceanFirst Financial Corp.	41	685
OFG Bancorp	52	632
Old National Bancorp	317	4,308
Old Second Bancorp, Inc.	75	578
Opus Bank	40	780
Origin Bancorp, Inc.	28	584
Pacific Premier Bancorp, Inc.	45	973
PacWest Bancorp	254	4,397
Park National Corp.	42	3,145
Peapack-Gladstone Financial Corp.	33	621
People's United Financial, Inc.	789	9,034
People's Utah Bancorp	34	842
Peoples Bancorp, Inc.	29	652
Pinnacle Financial Partners, Inc.	135	5,380
PNC Financial Services Group, Inc. (The)	415	47,327
Popular, Inc.	258	10,188
Preferred Bank	83	3,118
Prosperity Bancshares, Inc.	162	10,593
QCR Holdings, Inc.	24	729
Regions Financial Corp.	1,737	19,645
Renasant Corp.	154	3,714
Republic Bancorp, Inc., Class A	22	705
S&T Bancorp, Inc.	104	2,313
Sandy Spring Bancorp, Inc.	141	3,419
Seacoast Banking Corp. of Florida(1)	178	3,871
ServisFirst Bancshares, Inc.	232	8,092
Sierra Bancorp	35	659
Signature Bank	148	15,231
Simmons First National Corp., Class A	230	3,944
South State Corp.	67	3,522

Southside Bancshares, Inc.	102	2,876
Sterling Bancorp	252	3,100
Stock Yards Bancorp, Inc.	24	817
SVB Financial Group(1)	173	37,152
Synovus Financial Corp.	344	6,601
TCF Financial Corp.	368	10,643
Texas Capital Bancshares, Inc.(1)	195	5,218
Tompkins Financial Corp.	47	3,024
Towne Bank	212	3,998
TriCo Bancshares	140	3,972
TriState Capital Holdings, Inc.(1)	41	613
Triumph Bancorp, Inc.(1)	28	687
Truist Financial Corp.	1,121	41,230
Trustmark Corp.	187	4,449
U.S. Bancorp	1,512	53,767
UMB Financial Corp.	93	4,769
Umpqua Holdings Corp.	541	6,162
United Bankshares, Inc.	194	5,642
United Community Banks, Inc.	217	4,242
Univest Financial Corp.	38	625
Valley National Bancorp	628	5,011
Veritex Holdings, Inc.	39	683
Washington Trust Bancorp, Inc.	19	607
Webster Financial Corp.	213	6,028
Wells Fargo & Co.	3,233	85,578
WesBanco, Inc.	180	3,856
Westamerica BanCorp	71	4,188
Western Alliance Bancorp	261	9,957
Wintrust Financial Corp.	113	4,787
Zions Bancorp N.A.	587	19,315
		1,496,563
Beverages — 1.2%
Boston Beer Co., Inc. (The), Class A(1)	26	14,683
Brown-Forman Corp., Class A	56	3,324
Brown-Forman Corp., Class B	337	22,218
Coca-Cola Co. (The)	3,027	141,300
Coca-Cola Consolidated, Inc.	18	4,382
Constellation Brands, Inc., Class A	59	10,189
Keurig Dr Pepper, Inc.	256	7,148
Molson Coors Beverage Co., Class B	428	16,247
Monster Beverage Corp.(1)	657	47,245
National Beverage Corp.(1)	79	4,501
PepsiCo, Inc.	1,427	187,722
		458,959
Biotechnology — 3.6%
AbbVie, Inc.	1,052	97,489
ACADIA Pharmaceuticals, Inc.(1)	115	5,713
Acceleron Pharma, Inc.(1)	63	6,226
Adverum Biotechnologies, Inc.(1)	241	4,972
Agios Pharmaceuticals, Inc.(1)	100	5,174
Aimmune Therapeutics, Inc.(1)	27	448
Akebia Therapeutics, Inc.(1)	228	2,654
Alector, Inc.(1)	103	3,368
Alexion Pharmaceuticals, Inc.(1)	399	47,840

Alkermes plc(1)	236	3,861
Allakos, Inc.(1)	54	3,510
Allogene Therapeutics, Inc.(1)	125	6,020
Alnylam Pharmaceuticals, Inc.(1)	119	16,097
Amgen, Inc.	599	137,590
Amicus Therapeutics, Inc.(1)	341	4,254
AnaptysBio, Inc.(1)	151	2,881
Anika Therapeutics, Inc.(1)	17	570
Arcus Biosciences, Inc.(1)	121	3,793
Ardelyx, Inc.(1)	348	2,551
Arena Pharmaceuticals, Inc.(1)	260	15,540
Arrowhead Pharmaceuticals, Inc.(1)	166	5,352
Assembly Biosciences, Inc.(1)	133	2,592
Avid Bioservices, Inc.(1)	123	718
Biogen, Inc.(1)	489	150,167
Biohaven Pharmaceutical Holding Co. Ltd.(1)	76	4,748
BioMarin Pharmaceutical, Inc.(1)	271	28,875
BioSpecifics Technologies Corp.(1)	54	3,359
Bluebird Bio, Inc.(1)	65	4,136
Blueprint Medicines Corp.(1)	64	4,169
Bridgebio Pharma, Inc.(1)	89	2,610
Calithera Biosciences, Inc.(1)	395	2,299
Catalyst Pharmaceuticals, Inc.(1)	713	3,073
Coherus Biosciences, Inc.(1)	149	2,777
CRISPR Therapeutics AG(1)	78	5,037
Cytokinetics, Inc.(1)	143	2,962
Deciphera Pharmaceuticals, Inc.(1)	82	4,803
Denali Therapeutics, Inc.(1)	150	4,175
Dicerna Pharmaceuticals, Inc.(1)	492	10,612
Eagle Pharmaceuticals, Inc.(1)	19	974
Editas Medicine, Inc.(1)	33	893
Emergent BioSolutions, Inc.(1)	194	16,197
Enanta Pharmaceuticals, Inc.(1)	47	2,420
Esperion Therapeutics, Inc.(1)	126	5,339
Exact Sciences Corp.(1)	111	9,533
Exelixis, Inc.(1)	1,342	33,161
FibroGen, Inc.(1)	118	3,946
Frequency Therapeutics, Inc.(1)	165	3,062
Gilead Sciences, Inc.	2,845	221,426
Global Blood Therapeutics, Inc.(1)	101	7,062
Gossamer Bio, Inc.(1)	39	474
Heron Therapeutics, Inc.(1)	37	674
Immunomedics, Inc.(1)	137	4,602
Incyte Corp.(1)	302	30,777
Ionis Pharmaceuticals, Inc.(1)	214	12,029
Iovance Biotherapeutics, Inc.(1)	83	2,664
Ironwood Pharmaceuticals, Inc.(1)	72	701
Ligand Pharmaceuticals, Inc.(1)	44	4,469
MacroGenics, Inc.(1)	141	2,713
Mirati Therapeutics, Inc.(1)	53	5,257
Moderna, Inc.(1)	346	21,279
Momenta Pharmaceuticals, Inc.(1)	202	6,359
Myriad Genetics, Inc.(1)	46	668
Natera, Inc.(1)	97	4,253

Neurocrine Biosciences, Inc.(1)	162	20,211
Novavax, Inc.(1)	62	2,855
OPKO Health, Inc.(1)	1,613	3,678
PDL BioPharma, Inc.(1)	752	2,459
PTC Therapeutics, Inc.(1)	93	4,716
Regeneron Pharmaceuticals, Inc.(1)	218	133,593
REGENXBIO, Inc.(1)	102	3,841
Retrophin, Inc.(1)	176	2,761
Sage Therapeutics, Inc.(1)	94	3,358
Sangamo Therapeutics, Inc.(1)	86	962
Sarepta Therapeutics, Inc.(1)	74	11,268
Seattle Genetics, Inc.(1)	106	16,664
Spectrum Pharmaceuticals, Inc.(1)	83	244
Turning Point Therapeutics, Inc.(1)	32	2,216
Ultragenyx Pharmaceutical, Inc.(1)	97	6,641
United Therapeutics Corp.(1)	107	12,621
Vanda Pharmaceuticals, Inc.(1)	59	692
Vertex Pharmaceuticals, Inc.(1)	291	83,796
Viela Bio, Inc.(1)	67	3,142
Voyager Therapeutics, Inc.(1)	243	2,940
Xencor, Inc.(1)	108	3,267
		1,335,872
Building Products — 0.6%
AAON, Inc.	81	4,388
Advanced Drainage Systems, Inc.	100	4,434
Allegion plc	174	17,348
American Woodmark Corp.(1)	7	439
AO Smith Corp.	458	21,755
Apogee Enterprises, Inc.	27	558
Armstrong World Industries, Inc.	78	5,880
Builders FirstSource, Inc.(1)	317	6,597
Carrier Global Corp.(1)	623	12,753
CSW Industrials, Inc.	63	4,508
Fortune Brands Home & Security, Inc.	171	10,424
Gibraltar Industries, Inc.(1)	116	5,105
Insteel Industries, Inc.	69	1,218
JELD-WEN Holding, Inc.(1)	450	6,133
Johnson Controls International plc	277	8,701
Lennox International, Inc.	30	6,415
Masco Corp.	218	10,170
Masonite International Corp.(1)	121	8,032
Owens Corning	382	20,055
Patrick Industries, Inc.	186	9,648
PGT Innovations, Inc.(1)	70	953
Quanex Building Products Corp.	53	657
Simpson Manufacturing Co., Inc.	151	12,089
Trane Technologies plc	240	21,650
Trex Co., Inc.(1)	198	23,784
UFP Industries, Inc.	310	14,176
		237,870
Capital Markets — 3.7%
Affiliated Managers Group, Inc.	86	5,729
Ameriprise Financial, Inc.	412	57,709
Ares Management Corp., Class A	118	4,456

Artisan Partners Asset Management, Inc., Class A	268	7,764
B. Riley Financial, Inc.	36	692
Bank of New York Mellon Corp. (The)	1,350	50,179
BGC Partners, Inc., Class A	176	453
BlackRock, Inc.	172	90,926
Blackstone Group, Inc. (The), Class A	596	33,853
Cboe Global Markets, Inc.	118	12,562
Charles Schwab Corp. (The)	2,715	97,496
CME Group, Inc.	387	70,666
Cohen & Steers, Inc.	121	7,690
Diamond Hill Investment Group, Inc.	26	2,729
E*TRADE Financial Corp.	845	38,481
Eaton Vance Corp.	371	13,375
Evercore, Inc., Class A	176	9,699
FactSet Research Systems, Inc.	83	25,523
Federated Hermes, Inc.	254	5,624
Franklin Resources, Inc.	440	8,303
Goldman Sachs Group, Inc. (The)	558	109,641
Hamilton Lane, Inc., Class A	77	5,634
Houlihan Lokey, Inc.	83	5,020
Interactive Brokers Group, Inc., Class A	110	4,658
Intercontinental Exchange, Inc.	467	45,416
INTL FCStone, Inc.(1)	24	1,224
Invesco Ltd.	1,053	8,392
Janus Henderson Group plc	479	10,327
KKR & Co., Inc., Class A	889	24,670
Lazard Ltd., Class A	432	11,604
Legg Mason, Inc.	49	2,442
LPL Financial Holdings, Inc.	137	9,780
MarketAxess Holdings, Inc.	55	27,972
Moelis & Co., Class A	316	10,627
Moody's Corp.	246	65,783
Morgan Stanley	2,095	92,599
Morningstar, Inc.	28	4,293
MSCI, Inc.	63	20,718
Nasdaq, Inc.	55	6,515
Northern Trust Corp.	477	37,688
Piper Sandler Cos.	80	4,771
Raymond James Financial, Inc.	374	25,911
S&P Global, Inc.	294	95,556
SEI Investments Co.	404	21,905
State Street Corp.	536	32,675
Stifel Financial Corp.	203	9,685
T. Rowe Price Group, Inc.	593	71,694
TD Ameritrade Holding Corp.	781	29,108
Tradeweb Markets, Inc., Class A	77	5,079
Virtus Investment Partners, Inc.	52	4,835
Waddell & Reed Financial, Inc., Class A	375	4,890
		1,355,021
Chemicals — 2.1%
AdvanSix, Inc.(1)	50	592
Air Products and Chemicals, Inc.	411	99,318
Albemarle Corp.	339	25,940
Ashland Global Holdings, Inc.	87	5,843

Axalta Coating Systems Ltd.(1)	325	7,511
Balchem Corp.	37	3,724
Cabot Corp.	186	6,644
Celanese Corp.	325	29,221
CF Industries Holdings, Inc.	180	5,287
Chase Corp.	8	797
Chemours Co. (The)	726	9,518
Corteva, Inc.	1,404	38,343
Dow, Inc.	1,294	49,948
DuPont de Nemours, Inc.	520	26,380
Eastman Chemical Co.	285	19,403
Ecolab, Inc.	230	48,893
Ferro Corp.(1)	279	3,354
FMC Corp.	482	47,434
GCP Applied Technologies, Inc.(1)	219	4,411
H.B. Fuller Co.	20	752
Hawkins, Inc.	24	1,030
Huntsman Corp.	754	13,685
Ingevity Corp.(1)	20	1,053
Innospec, Inc.	76	5,859
International Flavors & Fragrances, Inc.	71	9,457
Koppers Holdings, Inc.(1)	27	447
Linde plc	582	117,762
Livent Corp.(1)	812	5,473
LyondellBasell Industries NV, Class A	569	36,279
Minerals Technologies, Inc.	116	5,720
Mosaic Co. (The)	698	8,439
NewMarket Corp.	36	15,701
Olin Corp.	377	4,535
Orion Engineered Carbons SA	472	5,220
PolyOne Corp.	71	1,759
PPG Industries, Inc.	236	23,994
Quaker Chemical Corp.	9	1,538
RPM International, Inc.	175	13,087
Scotts Miracle-Gro Co. (The)	41	5,845
Sensient Technologies Corp.	170	8,520
Sherwin-Williams Co. (The)	74	43,945
Stepan Co.	116	11,271
Tredegar Corp.	240	3,674
Trinseo SA	69	1,420
Tronox Holdings plc, Class A	641	4,256
Valvoline, Inc.	48	881
Westlake Chemical Corp.	110	5,247
WR Grace & Co.	81	4,228
		793,638
Commercial Services and Supplies — 0.7%
ACCO Brands Corp.	111	687
ADT, Inc.	111	786
Brady Corp., Class A	94	4,806
Brink's Co. (The)	93	3,729
Casella Waste Systems, Inc., Class A(1)	178	9,069
Cimpress plc(1)	8	721
Cintas Corp.	94	23,308
Clean Harbors, Inc.(1)	175	10,393

Copart, Inc.(1)	528	47,198
Deluxe Corp.	31	723
Ennis, Inc.	205	3,649
Healthcare Services Group, Inc.	219	5,239
Herman Miller, Inc.	93	2,141
HNI Corp.	172	4,381
IAA, Inc.(1)	127	5,207
Interface, Inc.	198	1,681
KAR Auction Services, Inc.	64	918
Kimball International, Inc., Class B	62	694
Knoll, Inc.	46	486
McGrath RentCorp	85	4,740
Mobile Mini, Inc.	26	833
MSA Safety, Inc.	70	8,326
Pitney Bowes, Inc.	207	491
Republic Services, Inc.	93	7,948
Rollins, Inc.	187	7,817
Steelcase, Inc., Class A	187	2,165
Stericycle, Inc.(1)	15	822
Team, Inc.(1)	60	296
Tetra Tech, Inc.	56	4,418
UniFirst Corp.	34	6,113
US Ecology, Inc.	18	606
Viad Corp.	16	293
Waste Connections, Inc.	272	25,579
Waste Management, Inc.	530	56,578
		252,841
Communications Equipment — 0.9%
Arista Networks, Inc.(1)	180	42,023
Ciena Corp.(1)	656	36,251
Cisco Systems, Inc.	2,671	127,727
CommScope Holding Co., Inc.(1)	269	2,773
Comtech Telecommunications Corp.	27	481
EchoStar Corp., Class A(1)	138	4,300
Extreme Networks, Inc.(1)	145	478
F5 Networks, Inc.(1)	197	28,549
InterDigital, Inc.	45	2,474
Juniper Networks, Inc.	507	12,300
Lumentum Holdings, Inc.(1)	363	26,615
Motorola Solutions, Inc.	132	17,864
NETGEAR, Inc.(1)	40	1,029
NetScout Systems, Inc.(1)	121	3,324
ViaSat, Inc.(1)	92	3,864
Viavi Solutions, Inc.(1)	472	5,470
		315,522
Construction and Engineering — 0.2%
AECOM(1)	203	7,870
Aegion Corp.(1)	37	555
Ameresco, Inc., Class A(1)	165	3,541
Arcosa, Inc.	183	6,985
Argan, Inc.	63	2,330
Comfort Systems USA, Inc.	35	1,295
Dycom Industries, Inc.(1)	57	2,400
EMCOR Group, Inc.	86	5,465

Fluor Corp.	59	685
Granite Construction, Inc.	195	3,432
Great Lakes Dredge & Dock Corp.(1)	472	4,375
Jacobs Engineering Group, Inc.	84	7,058
MasTec, Inc.(1)	193	7,556
MYR Group, Inc.(1)	29	836
Northwest Pipe Co.(1)	29	728
Primoris Services Corp.	269	4,490
Quanta Services, Inc.	387	14,292
Sterling Construction Co., Inc.(1)	71	643
Tutor Perini Corp.(1)	66	693
Valmont Industries, Inc.	94	10,716
WillScot Corp.(1)	77	1,027
		86,972
Construction Materials — 0.1%
Eagle Materials, Inc.	159	10,615
Martin Marietta Materials, Inc.	105	20,169
Summit Materials, Inc., Class A(1)	41	623
US Concrete, Inc.(1)	24	500
Vulcan Materials Co.	174	18,848
		50,755
Consumer Finance — 0.9%
Ally Financial, Inc.	862	15,033
American Express Co.	1,021	97,066
Capital One Financial Corp.	1,083	73,687
Credit Acceptance Corp.(1)	28	10,355
Discover Financial Services	618	29,361
Encore Capital Group, Inc.(1)	43	1,366
Enova International, Inc.(1)	44	622
FirstCash, Inc.	66	4,605
Green Dot Corp., Class A(1)	244	9,316
LendingClub Corp.(1)	282	1,509
LendingTree, Inc.(1)	2	520
Navient Corp.	793	5,900
Nelnet, Inc., Class A	24	1,183
OneMain Holdings, Inc.	348	8,119
Oportun Financial Corp.(1)	218	2,104
PRA Group, Inc.(1)	123	4,197
Santander Consumer USA Holdings, Inc.	279	4,612
SLM Corp.	2,214	16,782
Synchrony Financial	1,521	30,983
		317,320
Containers and Packaging — 0.7%
Amcor plc	585	5,973
AptarGroup, Inc.	246	27,402
Avery Dennison Corp.	288	31,873
Ball Corp.	441	31,426
Berry Global Group, Inc.(1)	133	5,973
Crown Holdings, Inc.(1)	179	11,712
Graphic Packaging Holding Co.	390	5,643
International Paper Co.	1,435	48,862
Myers Industries, Inc.	219	2,981
O-I Glass, Inc.	556	4,259
Packaging Corp. of America	355	36,000

Sealed Air Corp.	117	3,756
Silgan Holdings, Inc.	152	5,083
Sonoco Products Co.	273	14,144
UFP Technologies, Inc.(1)	50	2,260
WestRock Co.	925	25,955
		263,302
Distributors — 0.2%
Core-Mark Holding Co., Inc.	222	6,212
Genuine Parts Co.	281	23,438
LKQ Corp.(1)	271	7,442
Pool Corp.	125	33,627
		70,719
Diversified Consumer Services — 0.2%
Adtalem Global Education, Inc.(1)	150	5,019
American Public Education, Inc.(1)	77	2,420
Bright Horizons Family Solutions, Inc.(1)	43	4,811
Chegg, Inc.(1)	96	5,864
Collectors Universe, Inc.	31	689
frontdoor, Inc.(1)	22	1,004
Graham Holdings Co., Class B	7	2,508
Grand Canyon Education, Inc.(1)	193	18,835
H&R Block, Inc.	87	1,479
K12, Inc.(1)	121	2,979
Laureate Education, Inc., Class A(1)	310	3,016
OneSpaWorld Holdings Ltd.	51	334
Perdoceo Education Corp.(1)	340	5,535
Service Corp. International	223	8,793
ServiceMaster Global Holdings, Inc.(1)	96	3,158
Strategic Education, Inc.	64	10,856
WW International, Inc.(1)	23	550
		77,850
Diversified Financial Services — 0.7%
Banco Latinoamericano de Comercio Exterior SA, E Shares	47	555
Berkshire Hathaway, Inc., Class B(1)	1,017	188,735
Cannae Holdings, Inc.(1)	220	8,103
Equitable Holdings, Inc.	1,502	28,703
FGL Holdings	258	2,152
Jefferies Financial Group, Inc.	348	5,098
Voya Financial, Inc.	271	12,208
		245,554
Diversified Telecommunication Services — 1.6%
Anterix, Inc.(1)	60	3,216
AT&T, Inc.	6,391	197,226
ATN International, Inc.	49	2,910
CenturyLink, Inc.	788	7,746
Cogent Communications Holdings, Inc.	50	3,826
Consolidated Communications Holdings, Inc.(1)	479	2,903
GCI Liberty, Inc., Class A(1)	210	14,530
Iridium Communications, Inc.(1)	362	8,326
Verizon Communications, Inc.	5,986	343,477
Vonage Holdings Corp.(1)	279	2,687
		586,847
Electric Utilities — 2.0%
ALLETE, Inc.	98	5,756

Alliant Energy Corp.	468	23,100
American Electric Power Co., Inc.	950	80,987
Avangrid, Inc.	94	4,181
Duke Energy Corp.	613	52,491
Edison International	832	48,348
Entergy Corp.	534	54,372
Evergy, Inc.	525	32,387
Eversource Energy	139	11,634
Exelon Corp.	1,930	73,938
FirstEnergy Corp.	723	30,554
Hawaiian Electric Industries, Inc.	415	16,376
IDACORP, Inc.	86	8,018
MGE Energy, Inc.	65	4,413
NextEra Energy, Inc.	241	61,590
NRG Energy, Inc.	382	13,771
OGE Energy Corp.	260	8,143
Otter Tail Corp.	99	4,248
PG&E Corp.(1)	1,302	15,442
Pinnacle West Capital Corp.	209	16,281
PNM Resources, Inc.	273	11,144
Portland General Electric Co.	345	16,253
PPL Corp.	1,349	37,691
Southern Co. (The)	779	44,458
Xcel Energy, Inc.	1,097	71,338
		746,914
Electrical Equipment — 0.6%
Acuity Brands, Inc.	115	9,907
AMETEK, Inc.	180	16,508
Atkore International Group, Inc.(1)	240	6,442
AZZ, Inc.	132	4,179
Eaton Corp. plc	514	43,639
Emerson Electric Co.	588	35,880
Encore Wire Corp.	23	1,111
EnerSys	103	6,520
Generac Holdings, Inc.(1)	74	8,234
Hubbell, Inc.	79	9,671
nVent Electric plc	226	4,143
Regal Beloit Corp.	139	11,056
Rockwell Automation, Inc.	220	47,555
Sensata Technologies Holding plc(1)	39	1,390
Sunrun, Inc.(1)	139	2,321
Thermon Group Holdings, Inc.(1)	39	625
TPI Composites, Inc.(1)	226	4,689
Vicor Corp.(1)	59	3,598
		217,468
Electronic Equipment, Instruments and Components — 1.1%
Amphenol Corp., Class A	237	22,885
Arrow Electronics, Inc.(1)	217	14,990
Avnet, Inc.	366	9,970
Badger Meter, Inc.	97	5,935
Belden, Inc.	19	647
Benchmark Electronics, Inc.	57	1,208
CDW Corp.	223	24,733
Cognex Corp.	253	14,355

Coherent, Inc.(1)	57	8,277
Corning, Inc.	1,800	41,022
CTS Corp.	37	790
Dolby Laboratories, Inc., Class A	81	4,919
ePlus, Inc.(1)	53	3,907
Fabrinet(1)	75	4,795
FARO Technologies, Inc.(1)	16	900
Flex Ltd.(1)	1,914	18,585
FLIR Systems, Inc.	255	11,781
II-VI, Inc.(1)	144	6,844
Insight Enterprises, Inc.(1)	88	4,511
IPG Photonics Corp.(1)	83	12,898
Itron, Inc.(1)	11	709
Jabil, Inc.	507	15,169
Keysight Technologies, Inc.(1)	332	35,899
Knowles Corp.(1)	46	692
Littelfuse, Inc.	35	5,687
Methode Electronics, Inc.	93	2,916
National Instruments Corp.	239	9,254
Novanta, Inc.(1)	46	4,725
OSI Systems, Inc.(1)	59	4,470
Plexus Corp.(1)	106	6,807
Rogers Corp.(1)	49	5,305
Sanmina Corp.(1)	298	7,930
ScanSource, Inc.(1)	128	3,155
SYNNEX Corp.	177	18,877
TE Connectivity Ltd.	499	40,544
Trimble, Inc.(1)	136	5,320
TTM Technologies, Inc.(1)	682	7,891
Vishay Intertechnology, Inc.	692	11,252
Zebra Technologies Corp., Class A(1)	62	16,202
		416,756
Energy Equipment and Services — 0.3%
Apergy Corp.(1)	38	345
Archrock, Inc.	214	1,359
Baker Hughes Co.	333	5,498
Cactus, Inc., Class A	103	1,965
Core Laboratories NV	23	465
DMC Global, Inc.	21	599
Dril-Quip, Inc.(1)	125	3,799
Halliburton Co.	2,509	29,481
Helix Energy Solutions Group, Inc.(1)	155	521
Helmerich & Payne, Inc.	325	6,542
Matrix Service Co.(1)	49	540
National Oilwell Varco, Inc.	823	10,263
NexTier Oilfield Solutions, Inc.(1)	193	560
Oceaneering International, Inc.(1)	618	3,967
Patterson-UTI Energy, Inc.	362	1,336
ProPetro Holding Corp.(1)	116	574
Schlumberger Ltd.	1,298	23,974
SEACOR Holdings, Inc.(1)	24	643
TechnipFMC plc	497	3,678
Transocean Ltd.(1)	547	727
		96,836

Entertainment — 1.5%
Activision Blizzard, Inc.	781	56,216
Cinemark Holdings, Inc.	40	601
Electronic Arts, Inc.(1)	506	62,177
Eros International plc(1)	1,180	3,811
IMAX Corp.(1)	47	593
Liberty Media Corp.-Liberty Braves, Class C(1)	183	4,017
Liberty Media Corp.-Liberty Formula One, Class C(1)	164	5,683
Live Nation Entertainment, Inc.(1)	107	5,260
Madison Square Garden Entertainment Corp.(1)	25	1,981
Madison Square Garden Sports Corp., Class A(1)	45	7,678
Marcus Corp. (The)	31	418
Netflix, Inc.(1)	701	294,231
Roku, Inc.(1)	40	4,381
Take-Two Interactive Software, Inc.(1)	189	25,736
Walt Disney Co. (The)	612	71,788
Zynga, Inc., Class A(1)	962	8,802
		553,373
Food and Staples Retailing — 2.0%
Andersons, Inc. (The)	149	1,931
BJ's Wholesale Club Holdings, Inc.(1)	174	6,264
Casey's General Stores, Inc.	168	26,835
Costco Wholesale Corp.	724	223,332
Grocery Outlet Holding Corp.(1)	68	2,503
Ingles Markets, Inc., Class A	119	5,070
Kroger Co. (The)	3,018	98,447
Natural Grocers by Vitamin Cottage, Inc.	165	2,376
Performance Food Group Co.(1)	128	3,411
PriceSmart, Inc.	89	4,840
SpartanNash Co.	221	4,732
Sprouts Farmers Market, Inc.(1)	667	16,762
Sysco Corp.	524	28,904
United Natural Foods, Inc.(1)	510	9,996
US Foods Holding Corp.(1)	36	689
Walgreens Boots Alliance, Inc.	1,437	61,705
Walmart, Inc.	1,790	222,067
Weis Markets, Inc.	88	4,904
		724,768
Food Products — 1.3%
Archer-Daniels-Midland Co.	914	35,929
B&G Foods, Inc.	309	7,175
Beyond Meat, Inc.(1)	36	4,618
Bunge Ltd.	426	16,623
Cal-Maine Foods, Inc.(1)	107	4,768
Calavo Growers, Inc.	11	644
Campbell Soup Co.	309	15,753
Conagra Brands, Inc.	317	11,028
Darling Ingredients, Inc.(1)	730	17,016
Flowers Foods, Inc.	914	21,561
Fresh Del Monte Produce, Inc.	140	3,485
Freshpet, Inc.(1)	23	1,775
General Mills, Inc.	509	32,087
Hain Celestial Group, Inc. (The)(1)	172	5,415
Hershey Co. (The)	267	36,227

Hormel Foods Corp.	440	21,485
Hostess Brands, Inc.(1)	304	3,671
Ingredion, Inc.	309	26,027
J&J Snack Foods Corp.	26	3,344
J.M. Smucker Co. (The)	240	27,343
John B Sanfilippo & Son, Inc.	56	4,869
Kellogg Co.	313	20,442
Kraft Heinz Co. (The)	871	26,539
Lamb Weston Holdings, Inc.	403	24,204
Lancaster Colony Corp.	55	8,440
McCormick & Co., Inc.	80	14,013
Mondelez International, Inc., Class A	1,229	64,056
Pilgrim's Pride Corp.(1)	41	848
Post Holdings, Inc.(1)	42	3,657
Sanderson Farms, Inc.	41	5,413
Seaboard Corp.	1	2,940
Seneca Foods Corp., Class A(1)	72	2,626
Simply Good Foods Co. (The)(1)	80	1,362
TreeHouse Foods, Inc.(1)	20	1,054
Tyson Foods, Inc., Class A	275	16,896
		493,333
Gas Utilities — 0.2%
Atmos Energy Corp.	151	15,520
Chesapeake Utilities Corp.	12	1,084
National Fuel Gas Co.	342	14,354
New Jersey Resources Corp.	252	8,850
Northwest Natural Holding Co.	92	5,898
ONE Gas, Inc.	105	8,817
South Jersey Industries, Inc.	61	1,730
Southwest Gas Holdings, Inc.	99	7,519
Spire, Inc.	69	5,031
UGI Corp.	219	6,973
		75,776
Health Care Equipment and Supplies — 3.1%
Abbott Laboratories	1,423	135,071
ABIOMED, Inc.(1)	78	17,464
Align Technology, Inc.(1)	142	34,878
Atrion Corp.	6	3,852
Avanos Medical, Inc.(1)	137	3,981
Baxter International, Inc.	1,233	110,982
Becton Dickinson and Co.	173	42,719
Boston Scientific Corp.(1)	1,195	45,398
Cardiovascular Systems, Inc.(1)	88	3,407
Cerus Corp.(1)	478	2,973
Cooper Cos., Inc. (The)	69	21,872
Danaher Corp.	366	60,979
DENTSPLY SIRONA, Inc.	288	13,398
DexCom, Inc.(1)	64	24,212
Edwards Lifesciences Corp.(1)	224	50,337
Envista Holdings Corp.(1)	68	1,438
Globus Medical, Inc., Class A(1)	166	9,072
Haemonetics Corp.(1)	89	9,761
Hill-Rom Holdings, Inc.	72	7,320
Hologic, Inc.(1)	88	4,664

ICU Medical, Inc.(1)	45	8,983
IDEXX Laboratories, Inc.(1)	204	63,011
Inogen, Inc.(1)	69	2,622
Insulet Corp.(1)	103	19,423
Integer Holdings Corp.(1)	67	5,305
Integra LifeSciences Holdings Corp.(1)	97	5,055
Intuitive Surgical, Inc.(1)	115	66,703
iRhythm Technologies, Inc.(1)	28	3,481
Lantheus Holdings, Inc.(1)	49	673
LivaNova plc(1)	65	3,477
Masimo Corp.(1)	88	21,137
Medtronic plc	981	96,707
Meridian Bioscience, Inc.(1)	237	3,664
Merit Medical Systems, Inc.(1)	118	5,309
Natus Medical, Inc.(1)	189	4,045
Neogen Corp.(1)	91	6,481
Nevro Corp.(1)	8	1,005
Novocure Ltd.(1)	60	4,046
NuVasive, Inc.(1)	102	6,181
OraSure Technologies, Inc.(1)	227	3,301
Orthofix Medical, Inc.(1)	22	750
Penumbra, Inc.(1)	37	6,380
Quidel Corp.(1)	69	12,075
ResMed, Inc.	134	21,550
STERIS plc	117	19,409
Stryker Corp.	230	45,018
Tandem Diabetes Care, Inc.(1)	48	3,991
Teleflex, Inc.	33	11,974
Varex Imaging Corp.(1)	34	638
Varian Medical Systems, Inc.(1)	198	24,035
West Pharmaceutical Services, Inc.	124	26,789
Zimmer Biomet Holdings, Inc.	192	24,257
Zynex, Inc.(1)	136	2,638
		1,133,891
Health Care Providers and Services — 2.2%
Acadia Healthcare Co., Inc.(1)	103	2,947
Amedisys, Inc.(1)	24	4,609
AmerisourceBergen Corp.	193	18,401
AMN Healthcare Services, Inc.(1)	88	3,904
Anthem, Inc.	331	97,350
BioTelemetry, Inc.(1)	56	2,642
Brookdale Senior Living, Inc.(1)	316	1,157
Cardinal Health, Inc.	553	30,244
Centene Corp.(1)	975	64,594
Chemed Corp.	23	11,006
Cigna Corp.	191	37,688
CorVel Corp.(1)	12	815
CVS Health Corp.	542	35,539
DaVita, Inc.(1)	52	4,210
Encompass Health Corp.	74	5,421
Ensign Group, Inc. (The)	257	11,236
Guardant Health, Inc.(1)	55	4,971
Hanger, Inc.(1)	173	3,176
HCA Healthcare, Inc.	141	15,073

HealthEquity, Inc.(1)	18	1,115
Henry Schein, Inc.(1)	156	9,472
Humana, Inc.	320	131,408
Laboratory Corp. of America Holdings(1)	39	6,837
LHC Group, Inc.(1)	7	1,138
Magellan Health, Inc.(1)	56	4,199
McKesson Corp.	251	39,826
Molina Healthcare, Inc.(1)	275	51,100
National HealthCare Corp.	56	3,756
National Research Corp.	15	851
Owens & Minor, Inc.	446	3,537
Patterson Cos., Inc.	511	10,062
Premier, Inc., Class A(1)	380	13,220
Providence Service Corp. (The)(1)	43	3,462
Quest Diagnostics, Inc.	54	6,387
Tenet Healthcare Corp.(1)	23	500
UnitedHealth Group, Inc.	508	154,864
Universal Health Services, Inc., Class B	170	17,926
		814,643
Health Care Technology — 0.4%
Allscripts Healthcare Solutions, Inc.(1)	78	493
Cerner Corp.	907	66,120
Change Healthcare, Inc.(1)	1,093	13,641
HealthStream, Inc.(1)	34	774
Inspire Medical Systems, Inc.(1)	42	3,425
Livongo Health, Inc.(1)	123	7,371
Omnicell, Inc.(1)	37	2,476
Teladoc Health, Inc.(1)	49	8,529
Veeva Systems, Inc., Class A(1)	149	32,612
		135,441
Hotels, Restaurants and Leisure — 1.6%
Aramark	74	1,916
BJ's Restaurants, Inc.	25	543
Bloomin' Brands, Inc.	64	730
Boyd Gaming Corp.	228	4,875
Brinker International, Inc.	23	606
Caesars Entertainment Corp.(1)	683	7,779
Carnival Corp.	978	15,394
Cheesecake Factory, Inc. (The)	153	3,286
Chipotle Mexican Grill, Inc.(1)	69	69,270
Choice Hotels International, Inc.	10	808
Churchill Downs, Inc.	70	9,287
Chuy's Holdings, Inc.(1)	28	448
Cracker Barrel Old Country Store, Inc.	95	10,177
Darden Restaurants, Inc.	276	21,213
Dave & Buster's Entertainment, Inc.	24	317
Domino's Pizza, Inc.	34	13,119
Dunkin' Brands Group, Inc.	71	4,535
Eldorado Resorts, Inc.(1)	194	6,879
Extended Stay America, Inc.	513	5,900
Golden Entertainment, Inc.(1)	55	671
Hilton Grand Vacations, Inc.(1)	398	8,573
Hilton Worldwide Holdings, Inc.	126	9,993
Hyatt Hotels Corp., Class A	74	4,077

Las Vegas Sands Corp.	876	41,995
Marriott International, Inc., Class A	319	28,231
Marriott Vacations Worldwide Corp.	8	719
McDonald's Corp.	401	74,714
MGM Resorts International	721	12,387
Norwegian Cruise Line Holdings Ltd.(1)	766	11,996
Papa John's International, Inc.	16	1,246
Penn National Gaming, Inc.(1)	798	26,182
Planet Fitness, Inc., Class A(1)	105	6,786
Playa Hotels & Resorts NV(1)	128	334
Red Robin Gourmet Burgers, Inc.(1)	36	499
Red Rock Resorts, Inc., Class A	429	5,920
Royal Caribbean Cruises Ltd.	502	26,039
Ruth's Hospitality Group, Inc.	42	341
SeaWorld Entertainment, Inc.(1)	102	1,842
Six Flags Entertainment Corp.	18	414
Starbucks Corp.	664	51,785
Texas Roadhouse, Inc.	320	16,592
Twin River Worldwide Holdings, Inc.	52	1,087
Vail Resorts, Inc.	30	5,950
Wendy's Co. (The)	255	5,421
Wingstop, Inc.	31	3,780
Wyndham Destinations, Inc.	21	668
Wyndham Hotels & Resorts, Inc.	18	827
Wynn Resorts Ltd.	351	29,231
Yum! Brands, Inc.	226	20,279
		575,661
Household Durables — 0.8%
Beazer Homes USA, Inc.(1)	65	638
Cavco Industries, Inc.(1)	26	4,945
Century Communities, Inc.(1)	35	1,034
D.R. Horton, Inc.	824	45,567
Garmin Ltd.	220	19,837
Helen of Troy Ltd.(1)	31	5,640
Installed Building Products, Inc.(1)	22	1,414
iRobot Corp.(1)	101	7,446
KB Home	316	10,453
La-Z-Boy, Inc.	203	5,221
Leggett & Platt, Inc.	168	5,139
Lennar Corp., Class A	467	28,235
LGI Homes, Inc.(1)	13	1,084
M.D.C. Holdings, Inc.	139	4,725
M/I Homes, Inc.(1)	29	971
Meritage Homes Corp.(1)	141	9,800
Mohawk Industries, Inc.(1)	154	14,353
Newell Brands, Inc.	516	6,785
NVR, Inc.(1)	11	35,438
PulteGroup, Inc.	687	23,337
Skyline Champion Corp.(1)	47	1,168
Sonos, Inc.(1)	77	836
Taylor Morrison Home Corp.(1)	448	8,660
Tempur Sealy International, Inc.(1)	126	8,219
Toll Brothers, Inc.	268	8,659
TopBuild Corp.(1)	9	1,032

TRI Pointe Group, Inc.(1)	417	5,971
Universal Electronics, Inc.(1)	26	1,176
Whirlpool Corp.	147	17,908
		285,691
Household Products — 1.1%
Central Garden & Pet Co., Class A(1)	153	5,242
Church & Dwight Co., Inc.	303	22,746
Clorox Co. (The)	260	53,625
Colgate-Palmolive Co.	1,289	93,233
Energizer Holdings, Inc.	128	5,617
Kimberly-Clark Corp.	218	30,834
Procter & Gamble Co. (The)	1,595	184,892
Reynolds Consumer Products, Inc.	84	2,805
Spectrum Brands Holdings, Inc.	15	710
WD-40 Co.	43	8,249
		407,953
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The)	2,719	33,960
Clearway Energy, Inc., Class A	132	2,678
Clearway Energy, Inc., Class C	187	4,097
NextEra Energy Partners LP	122	6,236
Ormat Technologies, Inc.	91	6,626
TerraForm Power, Inc., Class A	292	5,367
Vistra Energy Corp.	1,372	28,044
		87,008
Industrial Conglomerates — 0.6%
3M Co.	618	96,680
Carlisle Cos., Inc.	99	11,866
General Electric Co.	4,554	29,920
Honeywell International, Inc.	495	72,196
Raven Industries, Inc.	29	622
Roper Technologies, Inc.	42	16,539
		227,823
Insurance — 2.9%
Aflac, Inc.	986	35,959
Alleghany Corp.	20	10,262
Allstate Corp. (The)	764	74,727
Ambac Financial Group, Inc.(1)	53	711
American Equity Investment Life Holding Co.	499	10,823
American Financial Group, Inc.	185	11,144
American International Group, Inc.	1,158	34,809
American National Insurance Co.	8	601
AMERISAFE, Inc.	104	6,384
Aon plc., Class A	198	38,996
Arch Capital Group Ltd.(1)	670	18,907
Argo Group International Holdings Ltd.	15	460
Arthur J. Gallagher & Co.	148	13,953
Assurant, Inc.	117	12,002
Assured Guaranty Ltd.	214	5,549
Athene Holding Ltd., Class A(1)	317	9,158
Axis Capital Holdings Ltd.	187	7,020
Brighthouse Financial, Inc.(1)	212	6,299
Brown & Brown, Inc.	100	4,020
Chubb Ltd.	406	49,508

Cincinnati Financial Corp.	303	17,862
CNA Financial Corp.	23	695
CNO Financial Group, Inc.	523	7,505
eHealth, Inc.(1)	73	9,521
Employers Holdings, Inc.	102	3,049
Enstar Group Ltd.(1)	31	4,414
Erie Indemnity Co., Class A	92	16,582
Everest Re Group Ltd.	90	17,857
Fidelity National Financial, Inc.	559	17,832
First American Financial Corp.	365	18,429
Genworth Financial, Inc., Class A(1)	1,525	4,651
Globe Life, Inc.	304	23,414
Hanover Insurance Group, Inc. (The)	77	7,727
Hartford Financial Services Group, Inc. (The)	812	31,091
HCI Group, Inc.	51	2,287
Horace Mann Educators Corp.	165	6,026
James River Group Holdings Ltd.	82	3,171
Kemper Corp.	165	10,461
Kinsale Capital Group, Inc.	39	5,823
Lincoln National Corp.	286	10,848
Loews Corp.	416	13,828
Markel Corp.(1)	23	20,641
Marsh & McLennan Cos., Inc.	305	32,306
MBIA, Inc.(1)	105	743
Mercury General Corp.	116	4,667
MetLife, Inc.	1,106	39,827
National General Holdings Corp.	272	5,522
National Western Life Group, Inc., Class A	6	1,176
Old Republic International Corp.	492	7,670
Palomar Holdings, Inc.(1)	19	1,414
Primerica, Inc.	165	18,751
Principal Financial Group, Inc.	464	17,920
ProAssurance Corp.	33	455
Progressive Corp. (The)	1,677	130,269
Prudential Financial, Inc.	536	32,675
Reinsurance Group of America, Inc.	112	10,164
RenaissanceRe Holdings Ltd.	80	13,429
RLI Corp.	126	9,949
Safety Insurance Group, Inc.	53	4,041
Selective Insurance Group, Inc.	144	7,553
Stewart Information Services Corp.	23	709
Third Point Reinsurance Ltd.(1)	591	4,362
Travelers Cos., Inc. (The)	738	78,951
United Fire Group, Inc.	6	161
Universal Insurance Holdings, Inc.	35	625
Unum Group	538	8,151
White Mountains Insurance Group Ltd.	8	7,324
Willis Towers Watson plc	63	12,783
WR Berkley Corp.	244	14,140
		1,070,743
Interactive Media and Services — 4.2%
Alphabet, Inc., Class A(1)	294	421,455
Alphabet, Inc., Class C(1)	288	411,529
Cars.com, Inc.(1)	79	487

Facebook, Inc., Class A(1)	2,868	645,558
IAC/InterActiveCorp(1)	39	10,544
Match Group, Inc.(1)	89	7,925
Pinterest, Inc., Class A(1)	391	7,933
Snap, Inc., Class A(1)	489	9,262
TripAdvisor, Inc.	227	4,377
Twitter, Inc.(1)	999	30,939
Yelp, Inc.(1)	31	674
Zillow Group, Inc., Class A(1)	25	1,449
Zillow Group, Inc., Class C(1)	170	9,858
		1,561,990
Internet and Direct Marketing Retail — 3.7%
1-800-Flowers.com, Inc., Class A(1)	194	4,295
Amazon.com, Inc.(1)	459	1,121,048
Booking Holdings, Inc.(1)	72	118,038
eBay, Inc.	1,009	45,950
Etsy, Inc.(1)	208	16,844
Expedia Group, Inc.	77	6,120
Grubhub, Inc.(1)	107	6,071
MercadoLibre, Inc.(1)	25	21,292
PetMed Express, Inc.	134	4,837
Shutterstock, Inc.	118	4,475
Stamps.com, Inc.(1)	41	8,124
Wayfair, Inc., Class A(1)	60	10,293
		1,367,387
IT Services — 4.3%
Accenture plc, Class A	995	200,612
Akamai Technologies, Inc.(1)	359	37,982
Alliance Data Systems Corp.	32	1,483
Amdocs Ltd.	188	11,705
Automatic Data Processing, Inc.	401	58,742
Black Knight, Inc.(1)	66	5,081
Booz Allen Hamilton Holding Corp.	172	13,719
Broadridge Financial Solutions, Inc.	205	24,825
CACI International, Inc., Class A(1)	15	3,762
Cardtronics plc, Class A(1)	24	581
Cass Information Systems, Inc.	18	726
Cognizant Technology Solutions Corp., Class A	1,332	70,596
CSG Systems International, Inc.	108	5,114
DXC Technology Co.	761	10,814
EPAM Systems, Inc.(1)	72	16,606
Euronet Worldwide, Inc.(1)	62	5,873
EVERTEC, Inc.	149	4,339
ExlService Holdings, Inc.(1)	77	4,710
Fastly, Inc., Class A(1)	96	4,141
Fidelity National Information Services, Inc.	240	33,319
Fiserv, Inc.(1)	216	23,062
FleetCor Technologies, Inc.(1)	51	12,433
Gartner, Inc.(1)	88	10,710
Genpact Ltd.	157	5,644
Global Payments, Inc.	181	32,488
GoDaddy, Inc., Class A(1)	238	18,385
International Business Machines Corp.	799	99,795
Jack Henry & Associates, Inc.	200	36,172

KBR, Inc.	258	6,050
Leidos Holdings, Inc.	119	12,529
Limelight Networks, Inc.(1)	363	1,793
LiveRamp Holdings, Inc.(1)	96	4,841
ManTech International Corp., Class A	42	3,265
MasterCard, Inc., Class A	944	284,040
MAXIMUS, Inc.	115	8,282
MongoDB, Inc.(1)	31	7,195
NIC, Inc.	328	7,892
Okta, Inc.(1)	58	11,344
Paychex, Inc.	536	38,742
PayPal Holdings, Inc.(1)	785	121,683
Perspecta, Inc.	40	887
Sabre Corp.	149	1,039
Science Applications International Corp.	73	6,427
Square, Inc., Class A(1)	135	10,946
Switch, Inc., Class A	66	1,261
Sykes Enterprises, Inc.(1)	167	4,552
TTEC Holdings, Inc.	24	1,017
Twilio, Inc., Class A(1)	126	24,898
VeriSign, Inc.(1)	68	14,893
Virtusa Corp.(1)	23	692
Visa, Inc., Class A	1,286	251,079
Western Union Co. (The)	352	7,047
WEX, Inc.(1)	27	3,998
		1,589,811
Leisure Products — 0.2%
Acushnet Holdings Corp.	33	1,103
Brunswick Corp.	111	6,106
Callaway Golf Co.	51	781
Hasbro, Inc.	138	10,144
Malibu Boats, Inc., Class A(1)	168	7,918
Mattel, Inc.(1)	485	4,467
Polaris, Inc.	205	17,905
Smith & Wesson Brands, Inc.(1)	254	3,002
Sturm Ruger & Co., Inc.	94	5,860
Vista Outdoor, Inc.(1)	357	3,467
YETI Holdings, Inc.(1)	54	1,733
		62,486
Life Sciences Tools and Services — 0.9%
Adaptive Biotechnologies Corp.(1)	190	7,353
Agilent Technologies, Inc.	243	21,418
Avantor, Inc.(1)	343	6,507
Bio-Rad Laboratories, Inc., Class A(1)	38	18,670
Bio-Techne Corp.	55	14,564
Bruker Corp.	274	11,859
Charles River Laboratories International, Inc.(1)	57	10,240
Illumina, Inc.(1)	164	59,540
IQVIA Holdings, Inc.(1)	114	17,045
Luminex Corp.	105	3,272
Medpace Holdings, Inc.(1)	13	1,207
Mettler-Toledo International, Inc.(1)	63	50,085
NeoGenomics, Inc.(1)	104	2,776
PerkinElmer, Inc.	47	4,722

PRA Health Sciences, Inc.(1)	50	5,175
Repligen Corp.(1)	77	10,085
Syneos Health, Inc.(1)	19	1,159
Thermo Fisher Scientific, Inc.	206	71,933
Waters Corp.(1)	45	8,993
		326,603
Machinery — 2.4%
AGCO Corp.	189	10,438
Alamo Group, Inc.	41	4,236
Albany International Corp., Class A	102	6,151
Allison Transmission Holdings, Inc.	151	5,696
Altra Industrial Motion Corp.	163	5,053
Astec Industries, Inc.	125	5,310
Barnes Group, Inc.	102	3,854
Caterpillar, Inc.	1,066	128,059
CIRCOR International, Inc.(1)	18	289
Colfax Corp.(1)	94	2,638
Columbus McKinnon Corp.	30	912
Crane Co.	19	1,059
Cummins, Inc.	440	74,624
Deere & Co.	783	119,110
Donaldson Co., Inc.	432	20,498
Douglas Dynamics, Inc.	18	658
Dover Corp.	97	9,433
Enerpac Tool Group Corp.	189	3,383
EnPro Industries, Inc.	33	1,488
ESCO Technologies, Inc.	68	5,617
Evoqua Water Technologies Corp.(1)	50	940
Federal Signal Corp.	138	4,021
Flowserve Corp.	176	4,594
Fortive Corp.	118	7,196
Franklin Electric Co., Inc.	91	4,615
Gorman-Rupp Co. (The)	133	4,078
Graco, Inc.	643	30,999
Greenbrier Cos., Inc. (The)	35	743
Helios Technologies, Inc.	112	4,006
IDEX Corp.	75	11,953
Illinois Tool Works, Inc.	436	75,193
Ingersoll Rand, Inc.(1)	262	7,388
ITT, Inc.	235	13,559
John Bean Technologies Corp.	17	1,397
Kadant, Inc.	8	775
Kennametal, Inc.	275	7,628
Lincoln Electric Holdings, Inc.	236	19,392
Lindsay Corp.	30	2,818
Meritor, Inc.(1)	244	4,973
Middleby Corp. (The)(1)	60	4,086
Miller Industries, Inc.	27	800
Mueller Industries, Inc.	204	5,463
Mueller Water Products, Inc., Class A	181	1,691
Nordson Corp.	41	7,722
Oshkosh Corp.	273	19,607
Otis Worldwide Corp.	289	15,216
PACCAR, Inc.	1,125	83,092

Parker-Hannifin Corp.	59	10,618
Pentair plc	40	1,566
Proto Labs, Inc.(1)	44	5,559
RBC Bearings, Inc.(1)	36	5,063
Rexnord Corp.	160	4,816
Shyft Group, Inc. (The)	277	4,731
Snap-on, Inc.	151	19,583
SPX Corp.(1)	21	840
SPX FLOW, Inc.(1)	64	2,213
Standex International Corp.	14	741
Stanley Black & Decker, Inc.	79	9,911
Tennant Co.	15	959
Terex Corp.	110	1,729
Timken Co. (The)	251	10,678
Toro Co. (The)	152	10,803
TriMas Corp.(1)	158	3,737
Trinity Industries, Inc.	302	6,031
Wabash National Corp.	68	649
Watts Water Technologies, Inc., Class A	51	4,241
Welbilt, Inc.(1)	90	547
Westinghouse Air Brake Technologies Corp.	378	23,084
Woodward, Inc.	92	6,309
Xylem, Inc.	158	10,482
		897,341
Marine†
Costamare, Inc.	92	423
Kirby Corp.(1)	99	5,077
Matson, Inc.	247	7,057
		12,557
Media — 1.1%
Altice USA, Inc., Class A(1)	431	11,085
AMC Networks, Inc., Class A(1)	21	594
Cable One, Inc.	15	28,303
Charter Communications, Inc., Class A(1)	97	52,768
Comcast Corp., Class A	4,394	174,002
Discovery, Inc., Class A(1)	31	674
Discovery, Inc., Class C(1)	196	3,840
DISH Network Corp., Class A(1)	478	15,129
Entercom Communications Corp., Class A	264	441
Fox Corp., Class A	601	17,531
Fox Corp., Class B	258	7,425
Interpublic Group of Cos., Inc. (The)	361	6,177
John Wiley & Sons, Inc., Class A	69	2,774
Liberty Broadband Corp., Class A(1)	32	4,310
Liberty Broadband Corp., Class C(1)	203	27,734
Liberty Media Corp.-Liberty SiriusXM, Class C(1)	21	766
Liberty Media Corp.-Liberty SiriusXM, Class A(1)	20	730
New York Times Co. (The), Class A	308	12,083
News Corp., Class A	500	6,125
News Corp., Class B	76	932
Nexstar Media Group, Inc., Class A	64	5,332
Omnicom Group, Inc.	222	12,163
Scholastic Corp.	27	794
Sirius XM Holdings, Inc.	772	4,493

TEGNA, Inc.	52	609
ViacomCBS, Inc., Class B	254	5,268
		402,082
Metals and Mining — 0.7%
Alcoa Corp.(1)	589	5,425
Allegheny Technologies, Inc.(1)	136	1,180
Arconic Corp.(1)	87	1,259
Carpenter Technology Corp.	35	818
Cleveland-Cliffs, Inc.	1,440	7,517
Coeur Mining, Inc.(1)	207	1,190
Commercial Metals Co.	772	13,248
Compass Minerals International, Inc.	105	5,059
Freeport-McMoRan, Inc.	2,412	21,877
Haynes International, Inc.	22	502
Hecla Mining Co.	1,911	6,345
Kaiser Aluminum Corp.	68	4,879
Materion Corp.	76	3,990
Newmont Corp.	1,349	78,876
Nucor Corp.	785	33,174
Reliance Steel & Aluminum Co.	236	22,892
Royal Gold, Inc.	131	17,449
Schnitzer Steel Industries, Inc., Class A	45	706
Steel Dynamics, Inc.	865	22,974
United States Steel Corp.	741	5,958
Warrior Met Coal, Inc.	343	4,829
Worthington Industries, Inc.	178	5,326
		265,473
Multi-Utilities — 1.1%
Ameren Corp.	639	47,752
Avista Corp.	150	5,876
Black Hills Corp.	62	3,826
CenterPoint Energy, Inc.	611	10,864
CMS Energy Corp.	566	33,156
Consolidated Edison, Inc.	515	38,656
Dominion Energy, Inc.	986	83,820
DTE Energy Co.	353	37,972
MDU Resources Group, Inc.	461	10,031
NiSource, Inc.	912	21,733
NorthWestern Corp.	73	4,389
Public Service Enterprise Group, Inc.	1,030	52,571
Sempra Energy	293	37,009
Unitil Corp.	82	3,950
WEC Energy Group, Inc.	165	15,135
		406,740
Multiline Retail — 0.9%
Big Lots, Inc.	262	10,152
Dillard's, Inc., Class A	14	420
Dollar General Corp.	412	78,902
Dollar Tree, Inc.(1)	618	60,484
Kohl's Corp.	357	6,862
Macy's, Inc.	1,197	7,613
Nordstrom, Inc.	456	7,355
Ollie's Bargain Outlet Holdings, Inc.(1)	99	9,054

Target Corp.	1,250	152,912
		333,754
Oil, Gas and Consumable Fuels — 3.0%
Antero Midstream Corp.	853	4,077
Antero Resources Corp.(1)	953	2,849
Apache Corp.	2,001	21,591
Arch Resources, Inc.	13	428
Berry Corp.	97	411
Bonanza Creek Energy, Inc.(1)	162	2,738
Cabot Oil & Gas Corp.	2,450	48,608
Cheniere Energy, Inc.(1)	136	6,032
Chevron Corp.	2,234	204,858
Cimarex Energy Co.	310	8,147
CNX Resources Corp.(1)	792	8,070
Comstock Resources, Inc.(1)	789	4,229
Concho Resources, Inc.	424	23,116
ConocoPhillips	1,477	62,300
Continental Resources, Inc.	137	1,676
CVR Energy, Inc.	42	857
Delek US Holdings, Inc.	270	5,311
Devon Energy Corp.	867	9,372
DHT Holdings, Inc.	468	2,780
Diamond S Shipping, Inc.(1)	70	767
Diamondback Energy, Inc.	355	15,116
Dorian LPG Ltd.(1)	70	575
EnLink Midstream LLC(1)	223	526
EOG Resources, Inc.	955	48,676
EQT Corp.	1,487	19,837
Equitrans Midstream Corp.	437	3,535
Exxon Mobil Corp.	2,805	127,543
Green Plains, Inc.(1)	66	564
Hess Corp.	747	35,460
HollyFrontier Corp.	330	10,379
International Seaways, Inc.	38	862
Kinder Morgan, Inc.	1,823	28,803
Magnolia Oil & Gas Corp., Class A(1)	271	1,504
Marathon Oil Corp.	1,690	9,025
Marathon Petroleum Corp.	783	27,515
Matador Resources Co.(1)	554	4,343
Murphy Oil Corp.	309	3,693
Noble Energy, Inc.	1,050	9,167
Nordic American Tankers Ltd.	280	1,280
Occidental Petroleum Corp.	1,849	23,945
ONEOK, Inc.	1,077	39,515
Par Pacific Holdings, Inc.(1)	61	567
Parsley Energy, Inc., Class A	772	7,056
PBF Energy, Inc., Class A	517	5,491
PDC Energy, Inc.(1)	404	4,921
Peabody Energy Corp.	111	350
Phillips 66	571	44,686
Pioneer Natural Resources Co.	453	41,495
Range Resources Corp.	2,015	12,070
Renewable Energy Group, Inc.(1)	155	4,410
Scorpio Tankers, Inc.	36	639

SFL Corp. Ltd.	382	3,789
SM Energy Co.	122	429
Southwestern Energy Co.(1)	2,941	8,852
Talos Energy, Inc.(1)	42	510
Targa Resources Corp.	427	7,639
Teekay Corp.(1)	209	612
Teekay Tankers Ltd., Class A(1)	154	2,677
Valero Energy Corp.	763	50,846
Williams Cos., Inc. (The)	2,922	59,696
World Fuel Services Corp.	40	1,019
WPX Energy, Inc.(1)	1,777	10,076
		1,097,910
Paper and Forest Products — 0.1%
Boise Cascade Co.	188	6,398
Clearwater Paper Corp.(1)	102	2,955
Domtar Corp.	136	2,774
Louisiana-Pacific Corp.	255	6,020
Mercer International, Inc.	65	525
Neenah, Inc.	89	4,500
P.H. Glatfelter Co.	55	848
Schweitzer-Mauduit International, Inc.	129	3,920
Verso Corp., Class A(1)	280	4,026
		31,966
Personal Products — 0.2%
BellRing Brands, Inc., Class A(1)	86	1,727
Coty, Inc., Class A	226	820
Edgewell Personal Care Co.(1)	155	4,715
Estee Lauder Cos., Inc. (The), Class A	270	53,317
Herbalife Nutrition Ltd.(1)	22	965
Inter Parfums, Inc.	14	650
Medifast, Inc.	50	5,117
Nu Skin Enterprises, Inc., Class A	245	9,109
USANA Health Sciences, Inc.(1)	67	5,676
		82,096
Pharmaceuticals — 4.2%
Amneal Pharmaceuticals, Inc.(1)	658	3,204
Amphastar Pharmaceuticals, Inc.(1)	157	2,927
ANI Pharmaceuticals, Inc.(1)	16	497
Axsome Therapeutics, Inc.(1)	37	2,848
Bristol-Myers Squibb Co.	2,731	163,095
Catalent, Inc.(1)	88	6,840
Corcept Therapeutics, Inc.(1)	444	6,722
Elanco Animal Health, Inc.(1)	648	13,874
Eli Lilly and Co.	1,352	206,788
Evofem Biosciences, Inc.(1)	87	475
Horizon Therapeutics plc(1)	423	21,459
Innoviva, Inc.(1)	449	6,273
Intra-Cellular Therapies, Inc.(1)	66	1,378
Jazz Pharmaceuticals plc(1)	185	22,074
Johnson & Johnson	3,607	536,541
Lannett Co., Inc.(1)	110	842
Mallinckrodt plc(1)	1,112	3,136
Merck & Co., Inc.	3,018	243,613
Mylan NV(1)	1,477	25,212

MyoKardia, Inc.(1)	56	5,728
Nektar Therapeutics(1)	347	7,530
Perrigo Co. plc	251	13,747
Pfizer, Inc.	3,320	126,791
Phibro Animal Health Corp., Class A	77	2,017
Prestige Consumer Healthcare, Inc.(1)	211	8,904
Reata Pharmaceuticals, Inc., Class A(1)	6	872
Revance Therapeutics, Inc.(1)	61	1,275
Supernus Pharmaceuticals, Inc.(1)	188	4,535
Theravance Biopharma, Inc.(1)	88	2,222
Zoetis, Inc.	709	98,828
Zogenix, Inc.(1)	21	612
		1,540,859
Professional Services — 0.5%
Barrett Business Services, Inc.	11	558
CoreLogic, Inc.	115	5,699
CoStar Group, Inc.(1)	29	19,047
CRA International, Inc.	19	767
Equifax, Inc.	59	9,060
Exponent, Inc.	150	11,136
FTI Consulting, Inc.(1)	60	7,228
Heidrick & Struggles International, Inc.	139	3,083
ICF International, Inc.	43	2,820
IHS Markit Ltd.	152	10,558
Insperity, Inc.	42	2,177
Kelly Services, Inc., Class A	46	690
Kforce, Inc.	132	3,986
Korn Ferry	193	5,840
ManpowerGroup, Inc.	236	16,317
Nielsen Holdings plc	284	3,945
Robert Half International, Inc.	321	16,288
TransUnion	135	11,649
TriNet Group, Inc.(1)	193	10,370
TrueBlue, Inc.(1)	43	665
Verisk Analytics, Inc.	191	32,982
		174,865
Real Estate Management and Development — 0.2%
CBRE Group, Inc., Class A(1)	860	37,823
Cushman & Wakefield plc(1)	257	2,634
FRP Holdings, Inc.(1)	20	791
Howard Hughes Corp. (The)(1)	22	1,114
Jones Lang LaSalle, Inc.	76	7,782
Kennedy-Wilson Holdings, Inc.	249	3,491
Marcus & Millichap, Inc.(1)	29	800
Newmark Group, Inc., Class A	91	387
RE/MAX Holdings, Inc., Class A	151	4,226
Redfin Corp.(1)	50	1,500
RMR Group, Inc. (The), Class A	21	566
St. Joe Co. (The)(1)	156	3,003
		64,117
Road and Rail — 2.0%
AMERCO	29	9,352
ArcBest Corp.	38	851
Avis Budget Group, Inc.(1)	174	3,746

CSX Corp.	2,008	143,733
Heartland Express, Inc.	232	5,081
J.B. Hunt Transport Services, Inc.	319	38,175
Kansas City Southern	321	48,317
Knight-Swift Transportation Holdings, Inc.	346	14,397
Landstar System, Inc.	192	22,322
Lyft, Inc., Class A(1)	304	9,503
Marten Transport Ltd.	200	5,118
Norfolk Southern Corp.	547	97,525
Old Dominion Freight Line, Inc.	386	66,041
Ryder System, Inc.	139	4,762
Saia, Inc.(1)	124	13,447
Schneider National, Inc., Class B	267	6,453
Uber Technologies, Inc.(1)	1,051	38,172
Union Pacific Corp.	1,225	208,078
Werner Enterprises, Inc.	254	11,740
		746,813
Semiconductors and Semiconductor Equipment — 4.8%
Advanced Micro Devices, Inc.(1)	771	41,480
Ambarella, Inc.(1)	19	1,078
Amkor Technology, Inc.(1)	106	1,121
Analog Devices, Inc.	177	19,992
Applied Materials, Inc.	2,066	116,068
Axcelis Technologies, Inc.(1)	46	1,235
Broadcom, Inc.	236	68,740
Brooks Automation, Inc.	133	5,316
Cabot Microelectronics Corp.	55	7,967
CEVA, Inc.(1)	78	2,689
Cirrus Logic, Inc.(1)	153	11,089
Cohu, Inc.	70	1,054
Cree, Inc.(1)	264	13,910
Diodes, Inc.(1)	133	6,469
Enphase Energy, Inc.(1)	236	13,733
Entegris, Inc.	136	8,144
First Solar, Inc.(1)	185	8,625
FormFactor, Inc.(1)	55	1,384
Ichor Holdings Ltd.(1)	32	728
Inphi Corp.(1)	46	5,781
Intel Corp.	6,063	381,545
KLA Corp.	188	33,081
Kulicke & Soffa Industries, Inc.	162	3,622
Lam Research Corp.	353	96,606
Lattice Semiconductor Corp.(1)	52	1,293
Marvell Technology Group Ltd.	793	25,868
Maxim Integrated Products, Inc.	859	49,547
MaxLinear, Inc.(1)	215	3,724
Microchip Technology, Inc.	81	7,778
Micron Technology, Inc.(1)	2,484	119,008
MKS Instruments, Inc.	67	7,077
Monolithic Power Systems, Inc.	71	14,892
NVIDIA Corp.	659	233,958
ON Semiconductor Corp.(1)	784	12,928
Onto Innovation, Inc.(1)	81	2,518
Photronics, Inc.(1)	344	4,125

Power Integrations, Inc.	83	8,993
Qorvo, Inc.(1)	241	25,242
QUALCOMM, Inc.	622	50,307
Rambus, Inc.(1)	310	4,817
Semtech Corp.(1)	35	1,861
Silicon Laboratories, Inc.(1)	54	5,058
Skyworks Solutions, Inc.	471	55,832
SMART Global Holdings, Inc.(1)	34	911
SolarEdge Technologies, Inc.(1)	123	17,454
Synaptics, Inc.(1)	197	12,553
Teradyne, Inc.	577	38,671
Texas Instruments, Inc.	1,368	162,436
Ultra Clean Holdings, Inc.(1)	244	5,058
Universal Display Corp.	63	9,236
Xilinx, Inc.	635	58,388
		1,790,990
Software — 6.2%
ACI Worldwide, Inc.(1)	88	2,427
Adobe, Inc.(1)	364	140,722
Alteryx, Inc., Class A(1)	36	5,182
American Software, Inc., Class A	149	2,898
Anaplan, Inc.(1)	19	872
ANSYS, Inc.(1)	56	15,848
Appfolio, Inc., Class A(1)	12	1,902
Aspen Technology, Inc.(1)	186	19,649
Autodesk, Inc.(1)	154	32,399
Avalara, Inc.(1)	51	5,460
Blackbaud, Inc.	48	2,813
Blackline, Inc.(1)	37	2,749
Bottomline Technologies de, Inc.(1)	33	1,670
Cadence Design Systems, Inc.(1)	478	43,637
CDK Global, Inc.	109	4,285
Ceridian HCM Holding, Inc.(1)	13	895
Citrix Systems, Inc.	203	30,068
Cloudera, Inc.(1)	435	4,459
CommVault Systems, Inc.(1)	112	4,532
Cornerstone OnDemand, Inc.(1)	81	3,131
Coupa Software, Inc.(1)	26	5,915
DocuSign, Inc.(1)	92	12,856
Dropbox, Inc., Class A(1)	378	8,531
Dynatrace, Inc.(1)	102	3,924
Everbridge, Inc.(1)	22	3,218
Fair Isaac Corp.(1)	45	18,119
Five9, Inc.(1)	51	5,314
Fortinet, Inc.(1)	532	74,054
Guidewire Software, Inc.(1)	81	8,309
HubSpot, Inc.(1)	41	8,198
Intuit, Inc.	258	74,903
j2 Global, Inc.(1)	56	4,385
Manhattan Associates, Inc.(1)	218	19,271
Microsoft Corp.	6,822	1,250,132
MicroStrategy, Inc., Class A(1)	6	747
Mimecast Ltd.(1)	23	961
New Relic, Inc.(1)	81	5,358

NortonLifeLock, Inc.	1,682	38,316
Nuance Communications, Inc.(1)	66	1,510
Nutanix, Inc., Class A(1)	186	4,475
OneSpan, Inc.(1)	120	2,438
Oracle Corp. (New York)	1,628	87,538
Palo Alto Networks, Inc.(1)	76	17,881
Paycom Software, Inc.(1)	71	21,103
Paylocity Holding Corp.(1)	73	9,490
Pegasystems, Inc.	13	1,237
Progress Software Corp.	99	4,000
Proofpoint, Inc.(1)	38	4,418
PTC, Inc.(1)	65	4,965
Q2 Holdings, Inc.(1)	13	1,074
Qualys, Inc.(1)	116	13,377
RealPage, Inc.(1)	17	1,153
RingCentral, Inc., Class A(1)	36	9,873
salesforce.com, Inc.(1)	441	77,082
ServiceNow, Inc.(1)	165	64,008
ShotSpotter, Inc.(1)	76	1,767
Smartsheet, Inc., Class A(1)	104	5,997
Splunk, Inc.(1)	62	11,522
SS&C Technologies Holdings, Inc.	131	7,584
Synopsys, Inc.(1)	101	18,272
Teradata Corp.(1)	38	814
Trade Desk, Inc. (The), Class A(1)	20	6,231
Tyler Technologies, Inc.(1)	37	13,886
VMware, Inc., Class A(1)	80	12,502
Workday, Inc., Class A(1)	73	13,390
Xperi Corp.	52	715
Zendesk, Inc.(1)	62	5,317
Zscaler, Inc.(1)	44	4,316
		2,296,044
Specialty Retail — 3.0%
Aaron's, Inc.	145	5,352
Abercrombie & Fitch Co., Class A	332	3,858
Advance Auto Parts, Inc.	197	27,446
American Eagle Outfitters, Inc.	449	4,113
Asbury Automotive Group, Inc.(1)	105	7,589
AutoNation, Inc.(1)	292	11,528
AutoZone, Inc.(1)	15	17,218
Bed Bath & Beyond, Inc.	499	3,628
Best Buy Co., Inc.	870	67,938
Boot Barn Holdings, Inc.(1)	25	537
Buckle, Inc. (The)	211	2,971
Burlington Stores, Inc.(1)	241	50,531
Caleres, Inc.	55	394
CarMax, Inc.(1)	512	45,082
Carvana Co.(1)	10	930
Cato Corp. (The), Class A	52	504
Children's Place, Inc. (The)	14	583
Designer Brands, Inc., Class A	104	638
Dick's Sporting Goods, Inc.	251	9,051
Five Below, Inc.(1)	71	7,430
Floor & Decor Holdings, Inc., Class A(1)	147	7,644

Foot Locker, Inc.	312	8,642
Gap, Inc. (The)	784	6,978
Genesco, Inc.(1)	27	499
Group 1 Automotive, Inc.	69	4,343
Guess?, Inc.	55	526
Haverty Furniture Cos., Inc.	49	848
Hibbett Sports, Inc.(1)	37	715
Home Depot, Inc. (The)	540	134,179
Hudson Ltd., Class A(1)	56	282
L Brands, Inc.	285	4,614
Lithia Motors, Inc., Class A	68	8,200
Lowe's Cos., Inc.	1,283	167,239
Monro, Inc.	56	3,086
Murphy USA, Inc.(1)	141	16,370
O'Reilly Automotive, Inc.(1)	157	65,507
Office Depot, Inc.	3,488	8,615
Penske Automotive Group, Inc.	19	679
Rent-A-Center, Inc.	81	2,062
RH(1)	50	10,845
Ross Stores, Inc.	852	82,610
Sally Beauty Holdings, Inc.(1)	163	2,126
Shoe Carnival, Inc.	27	702
Signet Jewelers Ltd.	556	5,866
Sonic Automotive, Inc., Class A	32	841
Sportsman's Warehouse Holdings, Inc.(1)	137	1,530
TJX Cos., Inc. (The)	2,690	141,924
Tractor Supply Co.	432	52,713
Ulta Beauty, Inc.(1)	210	51,242
Urban Outfitters, Inc.(1)	279	4,726
Williams-Sonoma, Inc.	307	25,546
Winmark Corp.	5	719
Zumiez, Inc.(1)	33	804
		1,090,543
Technology Hardware, Storage and Peripherals — 4.4%
3D Systems Corp.(1)	118	870
Apple, Inc.	4,795	1,524,522
Dell Technologies, Inc., Class C(1)	139	6,900
Hewlett Packard Enterprise Co.	341	3,311
HP, Inc.	872	13,202
NCR Corp.(1)	106	1,913
NetApp, Inc.	316	14,075
Pure Storage, Inc., Class A(1)	315	5,547
Seagate Technology plc	763	40,469
Stratasys Ltd.(1)	206	3,679
Western Digital Corp.	138	6,123
Xerox Holdings Corp.	779	12,371
		1,632,982
Textiles, Apparel and Luxury Goods — 1.2%
Capri Holdings Ltd.(1)	600	9,024
Carter's, Inc.	178	15,292
Columbia Sportswear Co.	107	7,817
Crocs, Inc.(1)	328	9,397
Deckers Outdoor Corp.(1)	130	23,729
G-III Apparel Group Ltd.(1)	88	909

Hanesbrands, Inc.	842	8,302
Kontoor Brands, Inc.	143	2,091
Levi Strauss & Co., Class A	279	3,764
lululemon athletica, Inc.(1)	222	66,621
NIKE, Inc., Class B	2,042	201,300
Oxford Industries, Inc.	78	3,324
PVH Corp.	167	7,594
Ralph Lauren Corp.	124	9,363
Skechers U.S.A., Inc., Class A(1)	234	7,329
Steven Madden Ltd.	211	4,963
Tapestry, Inc.	1,097	14,919
Under Armour, Inc., Class A(1)	728	6,370
Under Armour, Inc., Class C(1)	297	2,334
VF Corp.	696	39,046
Wolverine World Wide, Inc.	305	6,387
		449,875
Thrifts and Mortgage Finance — 0.3%
Axos Financial, Inc.(1)	284	6,191
Columbia Financial, Inc.(1)	177	2,496
Essent Group Ltd.	386	12,757
Federal Agricultural Mortgage Corp., Class C	15	962
First Defiance Financial Corp.	66	1,096
Flagstar Bancorp, Inc.	35	1,026
HomeStreet, Inc.	153	3,644
Kearny Financial Corp.	70	600
Merchants Bancorp	148	2,528
Meridian Bancorp, Inc.	49	564
Meta Financial Group, Inc.	155	2,809
MGIC Investment Corp.	1,489	12,225
Mr. Cooper Group, Inc.(1)	541	6,032
New York Community Bancorp, Inc.	1,031	10,362
NMI Holdings, Inc., Class A(1)	312	4,794
Northfield Bancorp, Inc.	59	645
Northwest Bancshares, Inc.	378	3,765
PennyMac Financial Services, Inc.	254	8,529
Provident Financial Services, Inc.	42	547
Radian Group, Inc.	852	13,530
TFS Financial Corp.	68	1,048
TrustCo Bank Corp. NY	113	712
Walker & Dunlop, Inc.	163	6,601
Washington Federal, Inc.	156	4,034
Waterstone Financial, Inc.	149	2,220
WSFS Financial Corp.	154	4,261
		113,978
Trading Companies and Distributors — 0.7%
Air Lease Corp.	475	14,302
Applied Industrial Technologies, Inc.	138	8,004
BMC Stock Holdings, Inc.(1)	274	7,171
CAI International, Inc.(1)	171	3,217
Fastenal Co.	1,753	72,329
GATX Corp.	166	10,415
GMS, Inc.(1)	34	697
H&E Equipment Services, Inc.	66	1,131
HD Supply Holdings, Inc.(1)	171	5,422

Herc Holdings, Inc.(1)	47	1,339
Kaman Corp.	42	1,680
MRC Global, Inc.(1)	76	450
MSC Industrial Direct Co., Inc., Class A	191	13,244
NOW, Inc.(1)	598	4,455
Rush Enterprises, Inc., Class A	209	8,699
SiteOne Landscape Supply, Inc.(1)	77	8,186
Systemax, Inc.	136	2,855
Textainer Group Holdings Ltd.(1)	266	2,176
Triton International Ltd.	233	7,106
United Rentals, Inc.(1)	118	16,389
W.W. Grainger, Inc.	178	55,112
Watsco, Inc.	53	9,429
WESCO International, Inc.(1)	25	832
		254,640
Transportation Infrastructure†
Macquarie Infrastructure Corp.	154	4,372
Water Utilities — 0.1%
American States Water Co.	69	5,659
American Water Works Co., Inc.	60	7,620
California Water Service Group	95	4,465
Essential Utilities, Inc.	134	5,864
		23,608
Wireless Telecommunication Services — 0.4%
Boingo Wireless, Inc.(1)	308	4,219
Shenandoah Telecommunications Co.	269	14,152
T-Mobile US, Inc.(1)	1,116	111,645
Telephone and Data Systems, Inc.	267	5,471
United States Cellular Corp.(1)	112	3,529
		139,016
TOTAL COMMON STOCKS (Cost $32,746,937)		36,043,754
RIGHTS†
Media†
Liberty Media Corp.-Liberty SiriusXM(1) (Cost $—)	4	44
TEMPORARY CASH INVESTMENTS — 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $339,921)	339,921	339,921
TOTAL INVESTMENT SECURITIES — 98.6% (Cost $33,086,858)		36,383,719
OTHER ASSETS AND LIABILITIES — 1.4%		533,146
TOTAL NET ASSETS — 100.0%		$36,916,865

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	2	June 2020	$100	$304,200	$21,234

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.
Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.
The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.